Benefit Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of plan assets by asset category [Abstract]
Employer contributions to postretirement benefit plans	$ 0	$ 0
Expected future contribution	0
Retirement Plan [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	52,673	63,066	$ 56,237
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	37,250	42,993
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	15,423	20,073
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	52,673	63,066
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	5,734	3,075
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	5,734	3,075
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	30,972	39,249
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	30,972	39,249
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	15,423	17,032
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	15,423	17,032
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		3,041
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		3,041
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	544	669
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	544	669
Postretirement Benefits [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	28,988	33,344	$ 29,126
Employer contributions to postretirement benefit plans	57	55
Postretirement Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	20,591	22,605
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	8,397	10,739
Postretirement Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	28,988	33,344
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,945	1,600
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,945	1,600
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	16,646	21,005
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	16,646	21,005
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	8,397	8,712
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 8,397	8,712
Postretirement Benefits [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		2,027
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		$ 2,027